Award Timing Disclosure	12 Months Ended
	Dec. 31, 2025	Jan. 02, 2026 USD ($) shares $ / shares Rate
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Stock option awards are approved by the Board or Compensation Committee each year in December, and, beginning with the December 2025 compensation decision cycle, are granted in January of the following year. Approval dates are normally set one year in advance based on the date of the fourth quarter Board meeting. Stock option awards may also be made to new executive officers upon hire or promotion, generally coincident with the date of hire for new executive officers or the last business day of the month in which the executive officer was promoted. While we do not maintain written policies on the timing of stock option awards, we have established processes to ensure that the timing of any stock option grants to the NEOs is not influenced by material non-public information (“MNPI”) about the Company, either positive or negative, and that all grant decisions are based on a predetermined schedule. The Compensation Committee considers factors like Company and employee performance and market conditions, regardless of any upcoming announcements or events that could impact our stock price. The Company has not timed the disclosure of MNPI for the purpose of affecting the value of executive compensation. The exercise price of options granted is equal to the closing market price of the Company’s common stock on the effective date of the grant.

The following table provides information regarding stock options granted to our NEOs in 2026 within four business days before the filing of a periodic report or current report disclosing MNPI or within one business day after the filing of such information.

Name	Grant Date	Number of securities underlying the award	Exercise price of the award ($)	Grant date fair value of the award ($)

Percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following the disclosure of material nonpublic information

Michael Henderson, M.D.	January 2, 2026	253,016	$75.78	$12,999,229	1.86%
Carl Dambkowski, M.D.	January 2, 2026	83,690	$75.78	$4,299,750	1.86%
Jane Pritchett Henderson	January 2, 2026	83,690	$75.78	$4,299,750	1.86%
(1)
On January 6, 2026, we filed a Current Report on Form 8-K announcing positive interim data from the Phase 1b clinical trial of zumilokibart (APG777) for the treatment of patients with mild-to-moderate asthma and highlighting upcoming 2026 milestones.

Award Timing Method	Stock option awards are approved by the Board or Compensation Committee each year in December, and, beginning with the December 2025 compensation decision cycle, are granted in January of the following year. Approval dates are normally set one year in advance based on the date of the fourth quarter Board meeting.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	the timing of any stock option grants to the NEOs is not influenced by material non-public information (“MNPI”) about the Company, either positive or negative, and that all grant decisions are based on a predetermined schedule.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table	the timing of any stock option grants to the NEOs is not influenced by material non-public information (“MNPI”) about the Company, either positive or negative
Michael Henderson, M.D.
Awards Close in Time to MNPI Disclosures
Name		Michael Henderson, M.D.
Underlying Securities | shares		253,016
Exercise Price | $ / shares		$ 75.78
Fair Value as of Grant Date | $		$ 12,999,229
Underlying Security Market Price Change | Rate		1.86%
Carl Dambkowski, M.D.
Awards Close in Time to MNPI Disclosures
Name		Carl Dambkowski, M.D
Underlying Securities | shares		83,690
Exercise Price | $ / shares		$ 75.78
Fair Value as of Grant Date | $		$ 4,299,750
Underlying Security Market Price Change | Rate		1.86%
Jane Pritchett Henderson
Awards Close in Time to MNPI Disclosures
Name		Jane Pritchett Henderson
Underlying Securities | shares		83,690
Exercise Price | $ / shares		$ 75.78
Fair Value as of Grant Date | $		$ 4,299,750
Underlying Security Market Price Change | Rate		1.86%